EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital
Number of shares outstanding at end of period	1,696,164,000
Equity at beginning of period	R$ 23,893,941	R$ 24,274,653	R$ 31,970,383
Repurchases	243,723		95,370
Exercise of stock options	23,354	19,682	5,560
Transfer of shares	18,984		205,800
Equity at end of period	R$ 25,938,571	R$ 23,893,941	R$ 24,274,653
Investments and working capital reserve
Investments and working capital reserve, annual percentage	5.00%
Common shares
Capital
Number of shares outstanding at beginning of the year	571,929,945	571,929,945	571,929,945
Number of shares outstanding at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Capital
Number of shares outstanding at beginning of the year	1,137,327,184	1,137,018,570	1,114,744,538
Repurchases	16,000,000		10,000,000
Exercise of stock options	1,597,235	308,614	2,274,032
Transfer of shares	1,309,336		30,000,000
Number of shares outstanding at end of period	1,124,233,755	1,137,327,184	1,137,018,570
Treasury Stocks
Capital
Equity at beginning of period	R$ (76,085)	R$ (98,746)	R$ (383,363)
Repurchases	243,396		95,343
Exercise of stock options	27,433	22,661	10,461
Transfer of shares	11,622		369,499
Equity at end of period	R$ (280,426)	R$ (76,085)	R$ (98,746)
Average acquisition cost	R$ 12.84	R$ 8.68	R$ 10.89
Treasury Stocks | Common shares
Capital
Number of shares outstanding at beginning of the year	1,697,538	1,697,538	1,697,538
Number of shares outstanding at end of period	1,697,538	1,697,538	1,697,538
Equity at beginning of period	R$ 557	R$ 557	R$ 557
Equity at end of period	R$ 557	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Capital
Number of shares outstanding at beginning of the year	8,704,061	9,012,675	31,286,707
Repurchases	16,000,000		10,000,000
Exercise of stock options	(1,597,235)	(308,614)	(2,274,032)
Transfer of shares	(1,309,336)		(30,000,000)
Number of shares outstanding at end of period	21,797,490	8,704,061	9,012,675
Equity at beginning of period	R$ 75,528	R$ 98,189	R$ 382,806
Repurchases	243,396		95,343
Exercise of stock options	(27,433)	(22,661)	(10,461)
Transfer of shares	(11,622)		(369,499)
Equity at end of period	R$ 279,869	R$ 75,528	R$ 98,189